Document and Entity Information	Jul. 12, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 12, 2023
Entity File Number	001-38523
Entity Registrant Name	CHARAH SOLUTIONS, INC.
Entity Central Index Key	0001730346
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-4228671
Entity Address, Address Line One	12601 Plantside Drive
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40299
City Area Code	502
Local Phone Number	245-1353
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CHRA
Security Exchange Name	NONE
8.50% Senior Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.50% Senior Notes due 2026
Trading Symbol	CHRB
Security Exchange Name	NONE